Leases (Details) - Schedule of Operating Leases within the Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Operating Leases Within the Consolidated Balance Sheets [Abstract]
Operating lease right-of-use assets, net	$ 1,514	$ 344
Lease liabilities - current	624	315
Lease liabilities – non-current	796
Total operating lease liabilities	$ 1,420	$ 315